UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2012

Date of reporting period: 06/30/2011

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Aerospace & Defense – 0.7%
Lockheed Martin Corp.,
6.15%, 9/01/36	$345	$375,376
Northrop Grumman Systems Corp.,
7.88%, 3/01/26	1,000	1,308,455
United Technologies Corp.,
6.05%, 6/01/36	450	505,831

		2,189,662

Airlines – 0.4%
American Airlines Pass-Through Trust,
5.25%, 7/31/21	340	332,350
Continental Airlines 2010-1 Class A Pass-Through Trust,
4.75%, 1/12/21	1,000	975,000

		1,307,350

Automobiles – 0.6%
Daimler Finance North America LLC,
5.75%, 9/08/11	2,000	2,018,164

Beverages – 1.5%
Anheuser-Busch Inbev Worldwide, Inc.,
6.88%, 11/15/19	1,540	1,872,852
Diageo Finance BV,
5.50%, 4/01/13	2,300	2,484,101
PepsiCo, Inc.,
7.90%, 11/01/18	268	345,385

		4,702,338

Biotechnology – 0.2%
Amgen, Inc.,
2.30%, 6/15/16	550	545,247

Capital Markets – 4.5%
Ameriprise Financial, Inc.,
5.30%, 3/15/20	325	348,390
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	3,525	3,782,110
6.25%, 9/01/17	1,500	1,655,109
6.15%, 4/01/18	525	571,380
6.25%, 2/01/41	725	730,924
Morgan Stanley:
5.63%, 1/09/12	1,675	1,715,875
6.25%, 8/28/17	885	957,066
7.30%, 5/13/19	1,625	1,842,792
5.63%, 9/23/19	400	410,460
UBS AG:
2.25%, 1/28/14	1,126	1,137,773
5.88%, 12/20/17	665	729,485

		13,881,364

Commercial Banks – 9.2%
Associated Banc-Corp.,
5.13%, 3/28/16	1,490	1,554,775
Barclays Bank Plc,
5.14%, 10/14/20	1,500	1,422,619
BNP Paribas,
3.60%, 2/23/16	1,250	1,263,961
HSBC Bank USA, N.A.,
4.63%, 4/01/14	5,500	5,862,692
HSBC Holdings Plc:
5.10%, 4/05/21	1,050	1,076,023
6.80%, 6/01/38	680	725,674
ING Bank NV:
2.38%, 6/09/14(a)	850	846,062
3.00%, 9/01/15(a)	1,625	1,623,898
Intesa Sanpaolo SpA,
6.50%, 2/24/21(a)	200	208,585
Macquarie Bank Ltd.,
6.63%, 4/07/21(a)	1,110	1,116,735
Nordea Bank AB,
2.13%, 1/14/14(a)	1,100	1,107,690
Royal Bank of Scotland Group Plc,
5.00%, 11/12/13	3,000	3,000,277
Standard Chartered Plc,
5.50%, 11/18/14(a)	2,200	2,420,405
SunTrust Banks, Inc.,
3.60%, 4/15/16	575	580,579
Wells Fargo & Co.:
4.38%, 1/31/13(b)	5,015	5,263,358
3.68%, 6/15/16	300	308,202

		28,381,535

Commercial Services & Supplies – 0.5%
Aviation Capital Group Corp.,
6.75%, 4/06/21(a)	1,575	1,553,816

Communications Equipment – 0.2%
Juniper Networks, Inc.,
4.60%, 3/15/21	600	613,720

Consumer Finance – 0.6%
Discover Bank,
8.70%, 11/18/19	650	784,134
SLM Corp.,
6.25%, 1/25/16	1,055	1,094,563

		1,878,697

Diversified Financial Services – 12.0%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20	1,000	984,612
Bank of America Corp.:
6.50%, 8/01/16	3,330	3,713,796
5.75%, 12/01/17	2,080	2,211,616
5.00%, 5/13/21	1,750	1,728,734
BP Capital Markets Plc,
3.13%, 10/01/15	2,875	2,951,748
Citigroup, Inc.:
5.50%, 10/15/14	4,050	4,404,306
4.75%, 5/19/15	785	830,186
5.30%, 1/07/16	1,000	1,077,106
CME Group Index Services LLC,
4.40%, 3/15/18(a)	1,700	1,788,789
Crown Castle Towers LLC,
6.11%, 1/15/20(a)	1,450	1,582,123
General Electric Capital Corp.:
2.80%, 1/08/13	2,100	2,153,319
6.75%, 3/15/32	1,075	1,194,381
6.15%, 8/07/37	1,225	1,270,603

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO	General Obligation Bonds	RB	Revenue Bonds
	LIBOR	London InterBank Offered Rate	USD	US Dollar
	NR	Not Rated

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Financial Services (concluded)
Iberdrola Finance Ireland Ltd.,
3.80%, 9/11/14(a)	$750	$765,989
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	825	846,656
JPMorgan Chase & Co.:
3.15%, 7/05/16	1,675	1,685,248
6.00%, 1/15/18	2,150	2,391,131
4.63%, 5/10/21	1,525	1,512,661
JPMorgan Chase Bank, N.A.,
6.00%, 7/05/17	1,427	1,577,828
Merrill Lynch & Co., Inc.:
6.05%, 5/16/16	1,350	1,415,327
7.75%, 5/14/38	500	554,267
SteelRiver Transmission Co. LLC,
4.71%, 6/30/17(a)	676	685,995

		37,326,421

Diversified Telecommunication Services – 4.3%
AT&T Inc.,
6.50%, 9/01/37	890	967,037
Deutsche Telekom International Finance BV,
3.13%, 4/11/16(a)	950	962,933
Qwest Corp.,
8.38%, 5/01/16	2,000	2,360,000
Telecom Italia Capital SA,
5.25%, 11/15/13	1,360	1,427,691
Telefonica Emisiones SAU,
7.05%, 6/20/36	1,075	1,137,323
Telefonica Moviles Chile SA,
2.88%, 11/09/15(a)	1,375	1,350,606
Verizon Communications, Inc.:
1.95%, 3/28/14	3,025	3,074,238
6.25%, 4/01/37	850	902,011
Verizon Global Funding Corp.,
7.75%, 12/01/30	750	937,316
Verizon Maryland, Inc.,
6.13%, 3/01/12	305	315,606

		13,434,761

Electric Utilities – 5.2%
Carolina Power & Light Co.,
6.30%, 4/01/38	750	861,325
The Cleveland Electric Illuminating Co.,
5.65%, 12/15/13	450	491,820
Duke Energy Carolinas LLC,
5.25%, 1/15/18	450	502,305
Duke Energy Corp.,
3.35%, 4/01/15	1,700	1,765,561
E.ON International Finance BV,
5.80%, 4/30/18(a)	1,100	1,221,339
Florida Power & Light Co.,
5.95%, 2/01/38	1,075	1,187,215
Jersey Central Power & Light Co.,
5.65%, 6/01/17	1,710	1,917,348
Kentucky Utilities Co.,
5.13%, 11/01/40(a)	1,050	1,035,183
Kiowa Power Partners LLC,
4.81%, 12/30/13(a)	8	8,434
Louisville Gas & Electric Co.,
1.63%, 11/15/15(a)	299	292,536
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,401,389
5.75%, 4/01/18	1,475	1,658,599
Ohio Edison Co.,
6.40%, 7/15/16	190	216,906
PacifiCorp,
6.00%, 1/15/39	450	496,806
Progress Energy, Inc.,
4.88%, 12/01/19	1,075	1,140,894
Southern California Edison Co.,
5.35%, 7/15/35	825	840,829

		16,038,489

Energy Equipment & Services – 1.1%
Ensco Plc,
3.25%, 3/15/16	1,600	1,624,568
Halliburton Co.,
7.45%, 9/15/39	800	999,255
Transocean, Inc.,
6.00%, 3/15/18	600	664,309

		3,288,132

Food & Staples Retailing – 2.2%
CVS Caremark Corp.,
5.75%, 6/01/17	1,700	1,909,399
Tesco Plc,
5.50%, 11/15/17(a)	1,840	2,080,861
Wal-Mart Stores, Inc.:
2.88%, 4/01/15	1,430	1,489,811
5.25%, 9/01/35	675	675,043
6.50%, 8/15/37	450	516,816

		6,671,930

Food Products – 1.4%
Kraft Foods, Inc.:
6.50%, 8/11/17	2,075	2,439,310
5.38%, 2/10/20	565	617,657
6.50%, 11/01/31	375	427,039
6.88%, 2/01/38	625	723,057

		4,207,063

Gas Utilities – 0.3%
Atmos Energy Corp.,
8.50%, 3/15/19	800	1,020,526

Health Care Equipment & Supplies – 1.1%
CareFusion Corp.,
6.38%, 8/01/19	695	784,442
Covidien International Finance SA,
6.00%, 10/15/17	2,300	2,688,001

		3,472,443

Health Care Providers & Services – 0.4%
Coventry Health Care, Inc.,
5.45%, 6/15/21	850	869,728
WellPoint, Inc.,
6.38%, 6/15/37	375	408,573

		1,278,301

Independent Power Producers & Energy Traders – 0.6%
Constellation Energy Group, Inc.,
7.60%, 4/01/32	900	1,055,281
Ipalco Enterprises, Inc.,
5.00%, 5/01/18(a)	925	903,590

		1,958,871

Industrial Conglomerates – 0.3%
Hutchison Whampoa International Ltd.,
4.63%, 9/11/15(a)	1,000	1,062,674

Insurance – 7.2%
ACE INA Holdings, Inc.,
2.60%, 11/23/15	625	627,646
Allied World Assurance Co. Holdings Ltd.,
5.50%, 11/15/20	825	834,684
American International Group, Inc.,
6.40%, 12/15/20	960	1,033,330
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21(a)	1,100	1,065,580
Genworth Financial, Inc.:
6.52%, 5/22/18	200	198,857
7.63%, 9/24/21	550	556,394
International Lease Finance Corp.,
6.38%, 3/25/13	750	772,500
Manulife Financial Corp.,
4.90%, 9/17/20	750	749,507
Massachusetts Mutual Life Insurance Co.,
8.88%, 6/01/39(a)	1,200	1,662,522
MetLife, Inc.,
5.38%, 12/15/12	4,400	4,654,245

2	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Insurance (concluded)
Metropolitan Life Global Funding I,
5.13%, 4/10/13(a)	$2,550	$2,713,271
Pacific Life Insurance Co.,
9.25%, 6/15/39(a)	1,230	1,602,947
Pricoa Global Funding I,
5.40%, 10/18/12(a)(b)	2,125	2,234,384
Prudential Financial, Inc.:
5.70%, 12/14/36	1,375	1,323,376
8.88%, 6/15/38(c)	850	992,375
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)	1,050	1,194,781

		22,216,399

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.:
4.45%, 9/14/12	850	880,408
5.00%, 7/15/20	875	918,467
Life Technologies Corp.,
3.50%, 1/15/16	1,295	1,324,505
Thermo Fisher Scientific, Inc.,
4.50%, 3/01/21	434	447,421

		3,570,801

Machinery – 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	220	241,200
Siemens Financieringsmat,
5.50%, 2/16/12(a)	100	102,995

		344,195

Media – 10.9%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	3,000	3,360,117
Comcast Corp.:
5.90%, 3/15/16	955	1,087,106
6.50%, 11/15/35	1,375	1,492,215
6.55%, 7/01/39	925	1,001,653
COX Communications, Inc.:
7.13%, 10/01/12	2,250	2,413,199
4.63%, 6/01/13	5,000	5,309,190
8.38%, 3/01/39(a)	625	817,244
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/01/16	1,950	2,012,819
5.20%, 3/15/20	1,400	1,481,323
Discovery Communications LLC:
3.70%, 6/01/15	1,175	1,236,326
6.35%, 6/01/40	205	217,738
Grupo Televisa SA,
6.63%, 1/15/40	900	947,249
NBCUniversal Media LLC:
2.88%, 4/01/16(a)	587	587,941
5.95%, 4/01/41(a)	475	483,024
News America, Inc.:
7.28%, 6/30/28	1,075	1,211,779
6.40%, 12/15/35	1,025	1,071,910
TCM Sub LLC,
3.55%, 1/15/15(a)	1,750	1,828,668
Thomson Reuters Corp.,
5.95%, 7/15/13	2,300	2,515,724
Time Warner Cable, Inc.:
5.85%, 5/01/17	2,000	2,249,106
8.25%, 4/01/19	1,120	1,396,865
Virgin Media Secured Finance Plc,
6.50%, 1/15/18	820	898,925

		33,620,121

Metals & Mining – 2.7%
Alcoa, Inc.,
5.40%, 4/15/21	1,665	1,670,142
Barrick Gold Corp.,
2.90%, 5/30/16(a)	750	749,410
Barrick North America Finance LLC,
5.70%, 5/30/41(a)	950	922,230
Cliffs Natural Resources, Inc.,
4.80%, 10/01/20	1,200	1,206,322
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	800	874,000
Rio Tinto Finance USA Ltd.,
7.13%, 7/15/28	1,025	1,240,988
Southern Copper Corp.,
6.75%, 4/16/40	750	729,607
Teck Resources Ltd.,
10.25%, 5/15/16	850	1,015,750

		8,408,449

Multi-Utilities – 2.4%
CenterPoint Energy, Inc.,
6.50%, 5/01/18	850	972,516
Northern States Power Co.,
6.20%, 7/01/37	725	828,935
Sempra Energy,
6.50%, 6/01/16	975	1,129,138
Virginia Electric & Power Co.:
5.40%, 1/15/16	3,000	3,408,954
6.00%, 1/15/36	900	995,267

		7,334,810

Oil, Gas & Consumable Fuels – 4.9%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	1,972	2,219,658
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	1,645	1,871,788
Cenovus Energy, Inc.,
6.75%, 11/15/39	355	401,135
DCP Midstream LLC,
5.35%, 3/15/20(a)	750	794,950
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	524,186
5.25%, 1/31/20	900	957,517
6.45%, 9/01/40	800	847,036
EOG Resources, Inc.,
2.50%, 2/01/16	1,000	1,000,120
Kinder Morgan Energy Partners LP,
7.30%, 8/15/33	1,400	1,595,086
Marathon Petroleum Corp.,
6.50%, 3/01/41(a)	422	436,151
Schlumberger Norge AS,
4.20%, 1/15/21(a)	975	985,837
Shell International Finance BV:
3.10%, 6/28/15	50	52,255
6.38%, 12/15/38	800	927,592
Valero Energy Corp.,
6.63%, 6/15/37	426	444,171
Western Gas Partners LP,
5.38%, 6/01/21	1,025	1,055,494
Williams Partners LP:
5.25%, 3/15/20	800	842,243
6.30%, 4/15/40	225	233,257

		15,188,476

Paper & Forest Products – 1.0%
Celulosa Arauco y Constitucion SA,
7.25%, 7/29/19	900	1,026,075
International Paper Co.,
7.95%, 6/15/18	1,150	1,369,298
Inversiones CMPC SA,
4.75%, 1/19/18(a)	575	574,446

		2,969,819

Pharmaceuticals – 4.1%
Allergan, Inc.,
5.75%, 4/01/16	550	627,578
Merck & Co, Inc.,
6.55%, 9/15/37	625	737,972
Roche Holding, Inc.,
6.00%, 3/01/19(a)	1,200	1,382,593
Sanofi-Aventis SA:
2.63%, 3/29/16	430	437,830
4.00%, 3/29/21	445	445,049

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Pharmaceuticals (concluded)
Teva Pharmaceutical Finance Co. LLC:
5.55%, 2/01/16	$2,400	$2,701,260
6.15%, 2/01/36	1,000	1,095,699
Watson Pharmaceuticals, Inc.,
5.00%, 8/15/14	1,025	1,113,327
Wyeth:
5.50%, 2/15/16	1,110	1,265,063
5.45%, 4/01/17	1,500	1,717,218
5.95%, 4/01/37	1,175	1,260,941

		12,784,530

Real Estate Investment Trusts (REITs) – 1.4%
AvalonBay Communities, Inc.,
6.13%, 11/01/12	53	56,397
Developers Diversified Realty Corp.:
4.75%, 4/15/18	280	276,011
7.88%, 9/01/20	350	401,298
HCP, Inc.:
3.75%, 2/01/16	525	533,885
5.38%, 2/01/21	725	747,785
Plum Creek Timberlands LP,
4.70%, 3/15/21	875	862,362
ProLogis LP,
6.25%, 3/15/17	525	580,099
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21	845	824,851

		4,282,688

Road & Rail – 1.3%
Asciano Finance Ltd.,
5.00%, 4/07/18(a)	600	615,891
Burlington Northern Santa Fe LLC:
5.65%, 5/01/17	425	482,862
5.75%, 5/01/40	500	515,057
Canadian National Railway Co.,
6.25%, 8/01/34	1,100	1,244,640
Canadian Pacific Railway Co.,
7.25%, 5/15/19	500	600,842
CSX Corp.,
4.25%, 6/01/21	575	572,307

		4,031,599

Software – 0.9%
Oracle Corp.:
5.25%, 1/15/16	2,100	2,369,879
5.38%, 7/15/40(a)	475	480,311

		2,850,190

Specialty Retail – 0.5%
Best Buy Co., Inc.,
5.50%, 3/15/21	800	787,666
The Home Depot, Inc.,
5.88%, 12/16/36	600	614,070

		1,401,736

Tobacco – 0.8%
Altria Group, Inc.:
9.25%, 8/06/19	80	104,316
10.20%, 2/06/39	643	922,232
Philip Morris International, Inc.,
5.65%, 5/16/18	1,385	1,557,675

		2,584,223

Wireless Telecommunication Services – 3.2%
Alltel Corp.,
7.88%, 7/01/32	470	617,208
America Movil SAB de CV,
5.50%, 3/01/14	1,250	1,371,643
American Tower Corp.,
4.63%, 4/01/15	2,500	2,631,880
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18	305	396,062
Rogers Communications, Inc.,
7.50%, 3/15/15	2,125	2,515,749
Vodafone Group Plc,
5.75%, 3/15/16	2,000	2,260,710

		9,793,252

Total Corporate Bonds – 89.9%		278,212,792

Foreign Agency Obligations
CDP Financial, Inc.,
4.40%, 11/25/19(a)	1,700	1,740,912
Nakilat, Inc.,
6.07%, 12/31/33(a)	25	25,750
Petrobras International Finance Co.:
3.88%, 1/27/16	700	712,823
5.88%, 3/01/18	2,350	2,528,529
7.88%, 3/15/19	450	544,911
6.88%, 1/20/40	845	899,723

Total Foreign Agency Obligations – 2.1%		6,452,648

Foreign Government Obligations
Mexico – 1.0%
United Mexican States:
5.88%, 2/17/14	1,775	1,967,587
5.95%, 3/19/19	1,100	1,262,250

		3,229,837

Peru – 0.1%
Republic of Peru,
5.63%, 11/18/50	400	377,000

United Arab Emirates – 0.7%
Emirate of Abu Dhabi Notes,
6.75%, 4/08/19(a)	1,750	2,069,375

Total Foreign Government Obligations – 1.8%		5,676,212

Preferred Securities
Capital Trusts
Capital Markets – 0.9%
Credit Suisse AG/Guernsey,
5.86%(c)(d)	2,000	1,911,000
Lehman Brothers Holdings Capital Trust VII,
5.86%(c)(d)(e)(f)	4,070	407
State Street Capital Trust IV,
1.25%, 6/15/37(c)	1,075	870,331

		2,781,738

Commercial Banks – 0.1%
Rabobank Capital Funding Trust II,
5.26%(a)(c)(d)	75	74,335
Wachovia Capital Trust III,
5.57%(c)(d)	225	205,875

		280,210

Diversified Financial Services – 0.6%
JPMorgan Chase Capital XXII,
6.45%, 2/02/37	200	201,515
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	1,225	1,223,481
ZFS Finance USA Trust V,
6.50%, 5/09/37(a)(c)	500	497,500

		1,922,496

4	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Preferred Securities
Insurance – 0.6%
Lincoln National Corp.,
7.00%, 5/17/66(c)	$875	$876,575
New York Life Insurance Co.,
6.75%, 11/15/39(a)	925	1,053,689

		1,930,264

Total Preferred Securities – 2.2%		6,914,708

Taxable Municipal Bonds
Chicago O’Hare International Airport RB,
6.40%, 1/01/40	1,000	1,042,410
Los Angeles Department of Water & Power RB,
6.57%, 7/01/45	2,000	2,236,780
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39	2,325	2,815,203
Municipal Electric Authority of Georgia RB,
6.64%, 4/01/57	1,200	1,175,880
State of Illinois GO,
4.42%, 1/01/15	1,100	1,134,595

Total Taxable Municipal Bonds – 2.7%		8,404,868

U.S. Government Sponsored Agency Securities
Agency Obligations – 0.5%
Fannie Mae,
4.36%, 10/09/19(b)(g)	2,250	1,575,067

U.S. Treasury Obligations – 0.8%
U.S. Treasury Bonds,
3.88%, 8/15/40(b)	2,725	2,495,078

Total Long-Term Investments (Cost – $295,215,811) – 100.0%		309,731,373

	Shares
Short-Term Securities
Dreyfus Treasury Prime,
0.00%(h)	4,714,562	4,714,562

Total Short-Term Securities (Cost – $4,714,562) – 1.5%		4,714,562

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11	200	1,250
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11	167	3,131

		4,381

	Notional Amount (000)
Over-the-Counter Call Swaptions Purchased – 0.1%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	$8,200	114,586

Over-the-Counter Put Swaptions Purchased – 0.0%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	8,200	10,950
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	3,900	1,618

		12,568

Total Options Purchased (Cost – $340,162) – 0.1%		131,535

Total Investments Before Options Written (Cost – $300,270,535*) – 101.6%		314,577,470

	Contracts
Options Written
Exchange-Traded Put Options Written – (0.0)%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11	167	(1,044)

	Notional Amount (000)
Over-the-Counter Call Swaptions Written – (0.4)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	$8,200	(159,770)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	5,100	(271,647)
Pay a fixed rate of 4.705% and receive a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank, N.A.	9,600	(666,205)

		(1,097,622)

Over-the-Counter Put Swaptions Written – (0.2)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	8,200	(7,730)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	5,100	(105,496)
Receive a fixed rate of 4.705% and pay a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank, N.A.	9,600	(485,150)

		(598,376)

Total Options Written (Premiums Received – $1,711,956) – (0.6)%		(1,697,042)

Total Investments Net of Options Written – 101.0%		312,880,428
Liabilities in Excess of Other Assets – (1.0)%		(3,183,621)

Net Assets – 100.0%		$309,696,807

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011	5

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$300,270,535

Gross unrealized appreciation	$19,535,761
Gross unrealized depreciation	(5,228,826)

Net unrealized appreciation	$14,306,935

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date[1]	Net Closing Amount	Par
Credit Suisse International	0.07%	4/29/11	Open	$1,412,045	$1,411,875
Deutsche Bank AG	0.38%	05/13/11	Open	$1,530,775	1,530,000
Credit Suisse International	0.11%	05/17/11	Open	$1,613,092	1,612,875
Deutsche Bank AG	0.38%	5/18/11	Open	$3,076,396	3,075,000

Total					$7,629,750

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
150	U.S. Treasury Notes (2 Year)	Chicago Mercantile	September 2011	$32,901,563	$56,365
59	U.S. Treasury Notes (10 Year)	Chicago Mercantile	September 2011	$7,217,359	(88,700)
66	Ultra Treasury Bonds	Chicago Mercantile	September 2011	$8,332,500	(134,613)

Total					$(166,948)

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
147	U.S. Treasury Notes (5 Year)	Chicago Mercantile	September 2011	$17,521,711	$(35,999)
26	U.S. Treasury Bonds (20 Year)	Chicago Mercantile	September 2011	$3,198,813	74,203

Total					$38,204

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.68%(a)	3-month LIBOR	Credit Suisse International	9/17/12	USD	33,500	$(162,736)
3.47%(b)	3-month LIBOR	Deutsche Bank AG	3/23/21	USD	900	27,889
3.48%(a)	3-Month LIBOR	UBS AG	9/17/40	USD	2,000	185,779
3.31%(a)	3-month LIBOR	Citibank, N.A.	10/01/40	USD	1,800	227,230
3.73%(a)	3-month LIBOR	Credit Suisse International	11/05/40	USD	200	10,883
4.34%(a)	3-month LIBOR	Citibank, N.A.	4/14/41	USD	1,100	(62,458)
4.35%(a)	3-month LIBOR	Deutsche Bank AG	4/15/41	USD	400	(23,568)
3.96%(a)	3-month LIBOR	Citibank, N.A.	5/19/41	USD	300	4,381

Total						$207,400

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
Republic of Finland	0.25%	Goldman Sachs Bank USA	6/20/16	USD	4,000	$2,627

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	1,225	$2,688

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

6	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011

Schedule of Investments (concluded)	Series C Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$309,731,373	–	$309,731,373
Short-Term Securities	$4,714,562	–	–	4,714,562

Total	$4,714,562	$309,731,373	–	$314,445,935

[1]	See above Schedule of Investments for values in each security type.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$134,949	$583,316	–	$718,265
Credit contracts	–	5,315	–	5,315
Liabilities:
Interest rate contracts	(260,356)	(1,944,760)	–	(2,205,116)

Total	$(125,407)	$(1,356,129)	–	$(1,481,536)

[2]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011	7

Schedule of Investments June 30, 2011 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2009-B, Class A2,
1.21%, 6/15/12(a)	$262	$262,076
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class A3,
3.04%, 10/15/13	952	963,046
Bank of America Auto Trust, Series 2009-2A, Class A3,
2.13%, 9/15/13(a)	1,220	1,227,522
CarMax Auto Owner Trust, Series 2009-1, Class A3,
4.12%, 3/15/13	1,253	1,267,107
Ford Credit Auto Owner Trust:
Series 2007-B, Class A4A, 5.24%, 7/15/12	741	746,919
Series 2009-A, Class A3A, 3.96%, 5/15/13	1,039	1,049,133
Series 2009-A, Class A4, 6.07%, 5/15/14	2,720	2,874,766
Series 2009-D, Class A3, 2.17%, 10/15/13	682	688,296
Harley-Davidson Motorcycle Trust, Series 2009-3, Class A4,
2.54%, 4/17/17	1,000	1,015,450
SLM Student Loan Trust:
Series 2008-4, Class A4, 1.92%, 1/24/17(b)	7,350	7,656,861
Series 2008-5, Class A2, 1.37%, 10/25/16(b)	618	624,434
Series 2008-5, Class A3, 1.57%, 1/25/18(b)	10,000	10,273,000
World Omni Auto Receivables Trust, Series 2007-BA, Class B,
5.98%, 4/15/15(a)	3,635	3,706,174

Total Asset-Backed Securities – 10.3%		32,354,784

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 27.7%
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%, 10/13/14(b)	7,355	7,864,757
Series 2005-PW10, Class A4, 5.41%, 12/11/40(b)	1,000	1,090,161
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48	500	542,715
Series 2008-C7, Class A2A, 6.03%, 12/10/49	602	610,345
Commercial Mortgage Asset Trust:
Series 1999-C1, Class A3, 6.64%, 1/17/32	5	5,009
Series 2006-C8, Class A3, 5.31%, 12/10/46	5,000	5,201,332
Credit Suisse Mortgage Capital Certificates:
Series 2006-C1, Class A3, 5.71%, 2/15/39(b)	3,411	3,598,607
Series 2006-C4, Class A3, 5.47%, 9/15/39	5,770	6,222,699
GE Capital Commercial Mortgage Corp.:
Series 2001-2, Class A4, 6.29%, 8/11/33	143	142,754
Series 2004-C2, Class A4, 4.89%, 3/10/40	1,040	1,110,497
Series 2005-C1, Class A2, 4.35%, 6/10/48	2,341	2,343,349
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class B, 5.10%, 7/10/39(b)	1,000	1,040,903
Series 2003-C2, Class A2, 5.65%, 5/10/40(b)	3,465	3,723,682
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1, Class B, 5.10%, 11/11/12(b)	1,000	1,037,187
Series 2005-GG3, Class A2, 4.31%, 8/10/42	2,462	2,471,513
Series 2005-GG3, Class A3, 4.57%, 8/10/42	1,335	1,350,577
Series 2007-GG9, Class A4, 5.44%, 1/10/17	3,000	3,218,088
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
5.99%, 8/10/45(b)(c)	11,705	12,566,491
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35	1,028	1,029,796
Series 2001-CIB2, Class A3, 6.43%, 6/15/11	250	250,142
Series 2001-CIB3, Class A3, 6.47%, 12/15/11	1,596	1,606,955
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	301,317
Series 2006-LDP7, Class A4, 6.07%, 4/15/45(b)	2,105	2,336,238
Series 2006-LDP9, Class A25, 5.30%, 5/15/47	4,820	4,882,384
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2, 4.06%, 9/15/27(b)	98	98,240
Series 2004-C4, Class A4, 5.50%, 6/15/29(b)	220	236,937
Series 2005-C5, Class A2, 4.89%, 9/15/30	9	8,689
Series 2006-C3, Class A4, 5.66%, 3/15/39(b)	355	388,356
Series 2007-C2, Class A2, 5.30%, 2/15/40	8,866	9,044,976
Morgan Stanley Capital I, Series 2007-IQ15, Class A2,
6.03%, 8/11/12(b)	4,100	4,223,431
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class A3,
6.50%, 10/13/11	2,256	2,263,610
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1,
5.58%, 8/15/39(b)	999	1,004,173
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2,
5.50%, 10/15/48	5,179	5,205,243

Total Non-Agency Mortgage-Backed Securities – 27.7%		87,021,153

8	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 0.7%
Freddie Mac:
Series 2511, Class IG, 3.88%, 5/01/36(b)	$1,354	$1,430,658
Series 2864, Class NA, 5.50%, 1/15/31	703	733,213

		2,163,871

Federal Deposit Insurance Corporation Guaranteed – 3.4%
Citibank, N.A.,
1.38%, 8/10/11	5,325	5,331,635
Citigroup Funding, Inc.,
2.25%, 12/10/12	5,320	5,454,202

		10,785,837

Mortgage-Backed Securities – 45.8%
Fannie Mae Mortgage-Backed Securities:
3.00%, 9/16/14	7,030	7,463,280
3.50%, 7/01/26(d)	33,135	33,735,572
4.50%, 7/01/41(d)	33,300	34,455,094
5.00%, 7/01/41(d)	33,200	35,264,625
6.00%, 7/01/41(d)	23,200	25,483,750
Freddie Mac Mortgage-Backed Securities,
3.00%, 7/28/14	7,045	7,455,815

		143,858,136

Total U.S. Government Sponsored Agency Securities – 49.9%		156,807,844

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.50%, 2/15/39	10,000	8,587,500
4.25%, 5/15/39(e)	10,000	9,809,380
4.38%, 11/15/39	12,000	12,005,628
U.S. Treasury Inflation Indexed Bonds,
1.75%, 1/15/28	2,315	2,600,067
U.S. Treasury Notes:
3.63%, 2/15/20-2/15/21	15,540	16,293,513
2.63%, 8/15/20	8,873	8,588,789
3.13%, 5/15/21	23,000	22,935,370

Total U.S. Treasury Obligations – 25.8%		80,820,247

Total Long-Term Investments (Cost – $349,897,944) – 113.7%		357,004,028

Short-Term Securities
Dreyfus Treasury Prime,
0.00%(f)	95,672,702	95,672,702

Total Short-Term Securities (Cost $95,672,702) – 30.4%		95,672,702

Total Investments (Cost – $445,570,646*) – 144.1%		452,676,730
Liabilities in Excess of Other Assets – (44.1)%		(138,604,132)

Net Assets – 100.0%		$314,072,598

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$445,570,646

Gross unrealized appreciation	$8,778,502
Gross unrealized depreciation	(1,672,418)

Net unrealized appreciation	$7,106,084

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Depreciation
Deutsche Bank AG	$95,203,469	$(558,887)
UBS AG	$33,735,572	$(139,788)

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date[1]	Net Closing Amount	Par
Bank of America, N.A.	(1.00)%	6/20/11	Open	$11,257,872	$11,261,000

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
1,309	U.S. Treasury Notes (5 Year)	Chicago Mercantile	September 2011	$156,026,665	$548,784
265	U.S. Treasury Bonds (20 Year)	Chicago Mercantile	September 2011	$32,603,281	(235,513)

Total					$313,271

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
6	U.S. Treasury Notes (2 Year)	Chicago Mercantile	September 2011	$1,316,062	$75,962
704	U.S. Treasury Notes (10 Year)	Chicago Mercantile	September 2011	$86,119,000	956,326
45	Ultra Treasury Bonds	Chicago Mercantile	September 2011	$5,681,250	(2,802)

Total					$1,029,486

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011	9

Schedule of Investments (concluded)	Series M Portfolio

and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$357,004,028	–	$357,004,028
Short-Term Securities	$95,672,702	–	–	95,672,702

Total	$95,672,702	$357,004,028	–	$452,676,730

[1]	See above Schedule of Investments for values in each security type.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,581,072	–	–	$1,581,072
Liabilities:
Interest rate contracts	(238,315)	–	–	(238,315)

Total	$1,342,757	–	–	$1,342,757

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2010-5, Class A2,
0.80%, 3/15/13	$1,252	$1,253,538
AmeriCredit Automobile Receivables Trust:
Series 2011-2, Class B, 2.33%, 3/08/16	410	409,932
Series 2009-1, Class A3, 3.04%, 10/15/13	785	794,513
Series 2010-1, Class A3, 1.66%, 3/17/14	610	612,512
Series 2010-4, Class A3, 1.27%, 4/08/15	860	862,528
Series 2011-1, Class A3, 1.39%, 9/08/15	330	331,352
Bank of America Auto Trust:
Series 2009-1A, Class A3, 2.67%, 7/15/13(a)	311	313,366
Series 2009-2A, Class A3, 2.13%, 9/15/13(a)	450	452,245
Capital One Auto Finance Trust, Series 2007-B, Class A4,
0.22%, 4/15/14(b)	433	431,978
Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8,
0.32%, 8/15/14(b)	1,220	1,220,098
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2,
4.97%, 8/01/14	319	325,136
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,
2.82%, 1/15/16	237	240,065
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.29%, 5/16/16(a)(b)	1,500	1,518,054
Series 2009-A12, Class A12, 3.35%, 8/15/16(a)	530	542,591
Series 2009-A17, Class A17, 4.90%, 11/15/18(a)	440	476,126
CNH Equipment Trust, Series 2009-C, Class A3,
1.85%, 12/16/13	698	699,785
Daimler Chrysler Auto Trust, Series 2007-A, Class A4,
5.28%, 3/08/13	556	564,648
Discover Card Master Trust, Series 2009-A1, Class A1,
1.49%, 12/15/14(b)	1,325	1,340,610
Ford Credit Auto Lease Trust, Series 2010-B, Class A4,
1.04%, 1/15/13(a)	800	801,066
Ford Credit Auto Owner Trust:
Series 2007-B, Class A4A, 5.24%, 7/15/12	413	416,386
Series 2009-A, Class A4, 6.07%, 5/15/14	560	591,864
Series 2009-D, Class A3, 2.17%, 10/15/13	1,562	1,576,198
Ford Credit Floorplan Master Owner Trust, Series 2010-1, Class A,
1.84%, 12/15/14(a)(b)	1,690	1,721,562
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14	934	941,105
PG&E Energy Recovery Funding LLC:
Series 2005-1, Class A4, 4.37%, 6/25/12	171	175,045
Series 2005-2, Class A2, 5.03%, 3/25/14	261	265,747
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16(a)	642	641,956
Series 2011-S1A, Class C, 2.01%, 8/15/16(a)	592	592,306
Santander Drive Auto Receivables Trust:
Series 2010-1, Class A3, 1.84%, 11/17/14	655	662,488
Series 2010-2, Class C, 3.89%, 7/17/17	965	988,104
Series 2010-A, Class A2, 1.39%, 8/15/13(a)	781	783,036
Series 2010-B, Class A3, 1.31%, 2/17/14(a)	820	822,678
Series 2011-1, Class C, 3.11%, 5/16/16	300	301,834
Series 2011-S1A, Class D, 3.10%, 3/15/13(a)	677	678,016
SLC Student Loan Trust, Series 2006-A, Class A4,
0.40%, 10/15/15(b)	520	508,424
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.65%, 3/15/22(b)	641	623,673
Series 2004-1, Class A2, 0.41%, 7/25/18(b)	695	694,557
Series 2004-10, Class A4A, 0.67%, 7/27/20(a)(b)	481	481,266
Series 2004-B, Class A2, 0.45%, 6/15/21(b)	932	908,908
Series 2007-7, Class A2, 0.47%, 1/25/16(b)	1,206	1,203,560
Series 2008-5, Class A2, 1.37%, 10/25/16(b)	2,514	2,542,051
Series 2009-B, Class A1, 6.19%, 7/15/42(a)(b)	346	329,205
Series 2010-C, Class A1, 1.84%, 12/15/17(a)(b)	561	565,031

Total Asset-Backed Securities – 19.7%		32,205,143

Corporate Bonds
Aerospace & Defense – 0.8%
BAE Systems Holdings, Inc.,
6.40%, 12/15/11(a)	875	897,999
ITT Corp.,
4.90%, 5/01/14	375	409,083

		1,307,082

Airlines – 1.0%
American Airlines Pass-Through Trust,
5.25%, 7/31/21	420	410,550
UAL Pass-Through Trust:
10.40%, 11/01/16	589	667,874
9.75%, 1/15/17	563	643,158

		1,721,582

Beverages – 2.1%
Anheuser-Busch Cos, Inc.,
5.00%, 1/15/15	365	401,286
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12(c)	1,025	1,052,453
2.50%, 3/26/13	1,050	1,075,986
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	870	887,163

		3,416,888

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011	11

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Capital Markets – 4.6%
The Bank of New York Mellon Corp.,
4.30%, 5/15/14	$750	$810,721
Credit Suisse New York:
3.45%, 7/02/12(c)	1,300	1,334,473
5.50%, 5/01/14	560	615,073
3.50%, 3/23/15	790	814,513
The Goldman Sachs Group, Inc.:
6.00%, 5/01/14(c)	274	300,568
5.00%, 10/01/14	286	306,333
3.70%, 8/01/15	970	987,720
Morgan Stanley:
6.60%, 4/01/12	455	475,211
6.00%, 5/13/14	575	626,244
4.00%, 7/24/15	1,160	1,180,522

		7,451,378

Chemicals – 0.7%
Airgas, Inc.,
2.85%, 10/01/13	1,058	1,084,687

Commercial Banks – 3.1%
ANZ National International Ltd.,
2.38%, 12/21/12(a)	675	685,361
Rabobank Nederland NV,
2.65%, 8/17/12(a)(c)	1,650	1,687,769
Regions Financial Corp.,
4.88%, 4/26/13	760	766,531
Standard Chartered Plc,
5.50%, 11/18/14(a)	150	165,028
U.S. Bancorp,
4.20%, 5/15/14	800	861,626
Wells Fargo & Co.,
3.68%, 6/15/16(b)	910	934,878

		5,101,193

Consumer Finance – 2.1%
American Express Bank FSB,
5.50%, 4/16/13	275	294,194
American Express Credit Corp.:
7.30%, 8/20/13	425	473,020
2.75%, 9/15/15	885	884,736
Capital One Financial Corp.:
4.80%, 2/21/12	595	609,301
6.25%, 11/15/13	1,000	1,100,892

		3,362,143

Containers & Packaging – 0.8%
Rock-Tenn Co.,
9.25%, 3/15/16	98	105,840
Sealed Air Corp.,
5.63%, 7/15/13(a)	750	788,335
Temple-Inland, Inc.:
7.88%, 5/01/12	200	210,497
6.63%, 1/15/16	170	188,844

		1,293,516

Diversified Financial Services – 6.0%
Bank of America Corp.:
5.38%, 6/15/14	260	278,166
4.50%, 4/01/15	1,733	1,811,851
BP Capital Markets Plc,
5.25%, 11/07/13	2,495	2,703,243
General Electric Capital Corp.,
2.80%, 1/08/13(c)	1,900	1,948,241
JPMorgan Chase & Co.:
4.65%, 6/01/14	660	709,074
5.15%, 10/01/15	600	648,027
2.60%, 1/15/16	830	818,569
3.15%, 7/05/16	449	451,747
Novus USA Trust, Series 2010-1,
1.51%, 11/18/11(a)(b)	500	496,903

		9,865,821

Diversified Telecommunication Services – 2.7%
AT&T Inc.,
4.95%, 1/15/13	300	318,007
CenturyLink, Inc.,
5.50%, 4/01/13	560	588,884
Qwest Corp.,
8.88%, 3/15/12	1,055	1,110,387
Verizon Communications, Inc.,
5.25%, 4/15/13(c)	1,045	1,122,060
Verizon New Jersey, Inc.,
5.88%, 1/17/12(c)	1,225	1,258,674

		4,398,012

Electric Utilities – 1.7%
Duke Energy Indiana, Inc.,
5.00%, 9/15/13	715	770,755
Florida Power Corp.,
6.65%, 7/15/11	430	430,667
MidAmerican Energy Holdings Co.,
3.15%, 7/15/12	800	819,192
NextEra Energy Capital Holdings, Inc.,
5.63%, 9/01/11	800	806,032

		2,826,646

Electronic Equipment, Instruments & Components – 0.4%
Jabil Circuit, Inc.,
7.75%, 7/15/16	600	664,500

Food & Staples Retailing – 0.9%
CVS Caremark Corp.,
5.75%, 8/15/11	1,400	1,408,049

Food Products – 1.8%
Kraft Foods, Inc.:
6.25%, 6/01/12	421	442,007
6.00%, 2/11/13	1,505	1,622,798
WM Wrigley Jr. Co.,
2.45%, 6/28/12(a)	800	801,595

		2,866,400

Health Care Equipment & Supplies – 1.2%
CareFusion Corp.,
4.13%, 8/01/12	1,500	1,546,080
Covidien International Finance SA,
5.45%, 10/15/12	330	349,226

		1,895,306

Hotels, Restaurants & Leisure – 0.5%
Wyndham Worldwide Corp.,
9.88%, 5/01/14	746	876,074

Household Durables – 0.5%
Newell Rubbermaid, Inc.,
5.50%, 4/15/13	735	786,729

Household Products – 0.3%
Owens Corning,
6.50%, 12/01/16	530	576,683

Insurance – 3.3%
American International Group, Inc.,
3.65%, 1/15/14(c)	1,350	1,375,771
Lincoln National Corp.,
4.30%, 6/15/15	810	852,958
MetLife, Inc.,
6.75%, 6/01/16	680	791,489
Metropolitan Life Global Funding I,
5.13%, 4/10/13(a)(c)	1,400	1,489,639
Prudential Financial, Inc.:
3.63%, 9/17/12	430	441,441

12	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Insurance (concluded)
2.75%, 1/14/13	$450	$459,216

		5,410,514

Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.:
4.45%, 9/14/12	885	916,660
5.50%, 9/14/15	135	149,487
Life Technologies Corp.:
3.38%, 3/01/13	850	875,028
4.40%, 3/01/15	400	423,962

		2,365,137

Machinery – 0.3%
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 4/15/14	380	456,285

Media – 4.5%
Comcast Corp.,
5.90%, 3/15/16	500	569,166
COX Communications, Inc.,
5.45%, 12/15/14	880	980,788
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	1,230	1,247,840
7.63%, 5/15/16	650	708,500
The Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	890	985,675
NBCUniversal Media LLC,
2.10%, 4/01/14(a)	900	911,939
Time Warner Cable, Inc.:
6.20%, 7/01/13	728	798,550
7.50%, 4/01/14	400	460,822
Virgin Media Secured Finance Plc,
6.50%, 1/15/18	650	712,563

		7,375,843

Metals & Mining – 2.6%
Barrick Gold Corp.:
1.75%, 5/30/14(a)	870	871,680
2.90%, 5/30/16(a)	260	261,534
Corp Nacional del Cobre de Chile,
4.75%, 10/15/14(a)	620	664,694
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	1,000	1,092,500
Rio Tinto Finance USA Ltd.:
8.95%, 5/01/14	800	960,698
1.88%, 11/02/15	450	443,502

		4,294,608

Multiline Retail – 0.9%
Macy’s Retail Holdings, Inc.:
5.35%, 3/15/12	590	604,949
5.75%, 7/15/14	743	817,281

		1,422,230

Multi-Utilities – 0.3%
CenterPoint Energy, Inc., Series B,
6.85%, 6/01/15	375	432,764

Oil, Gas & Consumable Fuels – 1.5%
Enterprise Products Operating LLC:
4.60%, 8/01/12	350	363,502
6.13%, 2/01/13	150	160,557
6.38%, 2/01/13	225	241,485
9.75%, 1/31/14	195	232,787
Rockies Express Pipeline LLC,
6.25%, 7/15/13(a)	895	960,424
Southeast Supply Header LLC,
4.85%, 8/15/14(a)	410	437,370

		2,396,125

Paper & Forest Products – 1.8%
Celulosa Arauco y Constitucion SA,
5.13%, 7/09/13	1,300	1,368,397
Domtar Corp.,
7.13%, 8/15/15	740	826,950
Georgia-Pacific LLC,
8.25%, 5/01/16(a)	730	827,498

		3,022,845

Real Estate Investment Trusts (REITs) – 0.1%
AvalonBay Communities, Inc.,
6.13%, 11/01/12	132	140,461

Road & Rail – 2.6%
Asciano Finance Ltd.,
3.13%, 9/23/15(a)	775	764,666
Burlington Northern Santa Fe LLC:
4.30%, 7/01/13	205	217,715
7.00%, 2/01/14	500	569,190
CSX Corp.:
5.50%, 8/01/13	1,311	1,422,022
6.25%, 4/01/15	470	538,131
Union Pacific Corp.,
6.13%, 1/15/12	700	719,645

		4,231,369

Semiconductors & Semiconductor Equipment – 1.6%
Analog Devices, Inc.,
5.00%, 7/01/14	475	523,180
Broadcom Corp.,
1.50%, 11/01/13(a)	715	716,666
Maxim Integrated Products, Inc.,
3.45%, 6/14/13	605	628,282
National Semiconductor Corp.,
6.15%, 6/15/12	690	719,265

		2,587,393

Specialty Retail – 0.2%
Best Buy Co., Inc.,
3.75%, 3/15/16	360	361,725

Wireless Telecommunication Services – 1.6%
America Movil SAB de CV,
5.50%, 3/01/14	670	735,200
Cellco Partnership/Verizon Wireless Capital LLC,
5.25%, 2/01/12	300	307,873
Crown Castle Towers LLC,
4.52%, 1/15/15(a)	670	700,261
SBA Tower Trust,
4.25%, 4/15/15(a)	255	268,267
Vodafone Group Plc,
5.00%, 12/16/13	500	544,050

		2,555,651

Total Corporate Bonds – 53.9%		87,955,639

Foreign Agency Obligations
Australia & New Zealand Banking Group Ltd.,
0.53%, 6/18/12(a)(b)	800	800,834
CDP Financial, Inc.,
3.00%, 11/25/14(a)	315	327,676
Commonwealth Bank of Australia,
3.49%, 8/13/14(a)(c)	885	928,260
Danske Bank A/S,
2.50%, 5/10/12(a)(c)	1,570	1,592,349
Dexia Credit Local SA,
2.38%, 9/23/11(a)	715	717,735
Eksportfinans ASA:
5.00%, 2/14/12	300	308,417
3.00%, 11/17/14	460	481,929

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011	13

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Agency Obligations
FIH Erhvervsbank A/S:
2.45%, 8/17/12(a)	$195	$199,119
1.75%, 12/06/12(a)	755	767,390
Landwirtschaftliche Rentenbank,
4.13%, 7/15/13	500	534,741
Macquarie Bank Ltd.,
4.10%, 12/17/13(a)(c)	1,300	1,398,292
Petrobras International Finance Co.:
7.75%, 9/15/14	450	516,041
3.88%, 1/27/16	760	773,922

Total Foreign Agency Obligations – 5.7%		9,346,705

Foreign Government Obligations
Canada – 0.4%
Province of Ontario Canada,
0.71%, 5/22/12(b)	560	562,077

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 8.5%
Arkle Master Issuer Plc:
Series 2010-1A, Class 2A, 1.41%, 2/17/15(a)(b)	1,810	1,807,082
Series 2010-1X, Class 2A, 1.46%, 5/17/60	1,090	1,088,243
Arran Residential Mortgages Funding Plc:
Series 2006-2A, Class A2B, 0.30%, 9/20/56(a)(b)	362	361,292
Series 2006-2X, Class A2B 0.35%, 9/20/56(a)(b)	548	546,492
Series 2007-3A, Class A2B, 0.31%, 9/16/56(a)(b)	738	729,061
Series 2010-1A, Class A1C, 1.46%, 5/16/47(a)(b)	877	877,436
Series 2011-1A, Class A1C, 1.54%, 11/19/47(a)(b)	1,150	1,150,271
Banc of America Funding Corp., Series 2004-C, Class 4A1,
0.52%, 12/20/34(b)	18	14,024
Banc of America Mortgage Securities, Series 2004-A, Class 2A2,
2.83%, 2/25/34(b)	180	156,977
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A,
3.02%, 10/25/34(b)	218	200,109
Bear Stearns Alt-A Trust, Series 2004-13, Class A1,
0.93%, 11/25/34(b)	11	9,747
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A,
2.88%, 5/20/34(b)	293	251,316
First Horizon Asset Securities, Inc.:
Series 2003-AR4, Class 2A1, 2.71%, 12/25/33(b)	83	79,594
Series 2004-AR6, Class 2A1, 2.77%, 12/25/34(b)	235	220,212
Fosse Master Issuer Plc, Series 2007-1A, Class A2,
0.36%, 10/18/54(a)(b)	37	37,484
Gracechurch Mortgage Financing Plc, Series 2007-1A, Class 3A1,
0.34%, 11/20/56(a)(b)	794	786,648
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.36%, 7/15/21(b)	997	995,046
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1,
2.52%, 6/25/34(b)	279	262,258
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.31%, 8/25/11(b)	1,244	1,236,278
Series 2006-6, Class A1, 0.30%, 11/25/11(b)	1,639	1,618,830
Series 2007-1, Class A2B, 0.29%, 3/25/37(b)	552	530,302
Series 2007-2, Class A2A, 0.32%, 6/25/37(b)	619	602,257
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A1,
2.74%, 3/25/35(b)	328	286,534

		13,847,493

Commercial Mortgage-Backed Securities – 11.4%
Banc of America Commercial Mortgage, Inc.:
Series 2005-3, Class A2, 4.50%, 7/10/43	526	526,369
Series 2007-3, Class A2, 5.80%, 7/10/12(b)	501	515,866
Series 2007-5, Class A3, 5.62%, 2/10/51	1,120	1,188,177
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A4, 4.32%, 2/13/46	622	622,223
Series 2007-PR16, Class A2, 5.85%, 6/11/12(b)	1,015	1,049,015
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B,
5.21%, 3/11/12	375	382,926
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A2,
6.10%, 7/16/11(a)	23	23,403
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2, 5.18%, 11/15/36	832	858,643
Series 2002-CP3, Class A3, 5.60%, 7/15/35	250	257,854
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2,
6.14%, 1/12/12	569	577,673
GE Capital Commercial Mortgage Corp.:
Series 2001-3, Class A2, 6.07%, 11/10/11	1,181	1,187,296
Series 2005-C1, Class A2, 4.35%, 6/10/48	404	404,026
Series 2007-C1, Class A2, 5.42%, 12/10/49	1,209	1,224,230
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2,
4.11%, 3/11/12	44	44,065
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2, Class A3, 6.43%, 6/15/11	47	46,943
Series 2001-CIB3, Class A3, 6.47%, 12/15/11	243	244,253
Series 2002-C2, Class A2, 5.05%, 12/12/34	880	915,240

14	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2, 4.06%, 9/15/27(b)	$88	$87,677
Series 2004-C8, Class A5, 4.72%, 12/15/29	1,675	1,688,735
Series 2005-C2, Class A2, 4.82%, 4/15/30	26	25,903
Series 2007-C2, Class A2, 5.30%, 2/15/40	750	765,307
Morgan Stanley Capital I, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	2,500	2,661,296
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4,
6.39%, 7/15/33	57	56,528
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A2,
4.47%, 3/18/36	48	49,095
Wachovia Bank Commercial Mortgage Trust:
Series 2002-C1, Class A4, 6.29%, 4/15/34	1,926	1,967,469
Series 2005-C17, Class A2, 4.78%, 3/15/42	245	244,743
Series 2006-C28, Class A2, 5.50%, 10/15/48	408	409,672
Series 2007-C33, Class A4, 6.10%, 7/15/17(b)	570	620,127

		18,644,754

Total Non-Agency Mortgage-Backed Securities – 19.9%		32,492,247

Taxable Municipal Bonds
State of California GO:
5.10%, 8/01/14	170	175,290
3.95%, 11/01/15	175	179,170
State of California Various Purposes GO,
5.65%, 4/01/39	740	788,255
State of Illinois GO,
2.77%, 1/01/12	1,100	1,109,834

Total Taxable Municipal Bonds – 1.4%		2,252,549

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 1.2%
Fannie Mae, Series 2006-99, Class PA,
5.50%, 5/25/30	366	371,571
Freddie Mac, Series 3280, Class MA,
5.50%, 5/15/26	148	147,758
Ginnie Mae:
Series 2006-3, Class B, 5.09%, 1/16/37(b)	550	589,385
Series 2006-68, Class B, 5.16%, 6/16/31(b)	800	870,975

		1,979,689

Commercial Mortgage-Backed Securities – 0.5%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13	328	331,751
Series K003, Class A2, 3.61%, 6/25/14	420	438,658

		770,409

Mortgage-Backed Securities – 21.2%
Fannie Mae Mortgage-Backed Securities:
5.50%, 12/01/18(c)	997	1,082,329
5.00%, 7/01/19-3/01/26(c)	9,252	10,004,234
3.50%, 7/01/26(d)	5,000	5,090,625
4.50%, 7/01/41(d)	12,700	13,140,531
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/19-9/01/21(c)	2,631	2,840,501
5.50%, 1/01/41(c)	2,236	2,426,709

		34,584,929

Total U.S. Government Sponsored Agency Securities – 22.9%		37,335,027

U.S. Treasury Obligations
U.S. Treasury Notes:
0.75%, 6/15/14	185	184,783
1.75%, 5/31/16	1,135	1,136,771

Total U.S. Treasury Obligations – 0.8%		1,321,554

Total Long-Term Investments (Cost – $201,461,780) – 124.7%		203,470,941

	Shares
Short-Term Securities
Dreyfus Treasury Prime,
0.00%(e)	9,229,195	9,229,195

Total Short-Term Securities (Cost – $9,229,195) – 5.7%		9,229,195

Total Investments Before Options Written (Cost – $210,690,975*) – 130.4%		212,700,136

	Notional Amount (000)
Options Written
Over-the-Counter Put Swaptions Written – (0.0)%
Receive a fixed rate of 120% on CDX.NA.IG Series 16 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 12/21/11, Broker Morgan Stanley Capital Services, Inc.
(Premiums Received – $7,800) – (0.0)%	$2,000	(7,831)

Total Investments Net of Options Written – 130.4%		212,692,305
Liabilities in Excess of Other Assets – (30.4)%		(49,544,288)

Net Assets – 100.0%		$163,148,017

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$210,690,975

Gross unrealized appreciation	$2,522,979
Gross unrealized depreciation	(513,818)

Net unrealized appreciation	$2,009,161

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011	15

Schedule of Investments (continued)	Series S Portfolio

reverse repurchase agreements.

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Depreciation
Bank of America, N.A.	$4,035,281	$(7,922)
Credit Suisse International	$9,105,250	$(30,250)
Warburg Dillon Reed LLC	$5,090,625	$(21,094)

(e)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date[1]	Net Closing Amount	Par
Credit Suisse International	0.40%	5/04/11	Open	$1,428,904	$1,428,000
RBS Securities, Inc.	0.30%	5/04/11	Open	$1,692,053	1,691,250
Credit Suisse International	0.40%	5/05/11	Open	$1,228,827	1,228,063
Credit Suisse International	0.40%	5/05/11	Open	$1,287,801	1,287,000
Bank of America, N.A.	0.37%	5/05/11	Open	$1,621,958	1,621,025
Bank of America, N.A.	0.37%	5/05/11	Open	$1,417,816	1,417,000
Deutsche Bank AG	0.38%	5/16/11	Open	$1,891,398	1,890,500
Deutsche Bank AG	0.38%	5/16/11	Open	$1,087,316	1,086,800
Deutsche Bank AG	0.38%	5/16/11	Open	$1,015,232	1,014,750
Deutsche Bank AG	0.38%	5/16/11	Open	$1,350,641	1,350,000
Credit Suisse International	0.35%	6/03/11	Open	$907,363	907,125
BNP Paribas	0.16%	6/13/11	7/14/11	$15,914,771	15,912,578
Deutsche Bank AG	0.40%	6/14/11	Open	$287,751	287,700

Total					$31,121,791

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
575	U.S. Treasury Notes (2 Year)	Chicago Mercantile	September 2011	$126,122,656	$146,908

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
265	U.S. Treasury Notes (5 Year)	Chicago Mercantile	September 2011	$31,586,758	$(191,311)
54	U.S. Treasury Notes (10 Year)	Chicago Mercantile	September 2011	$6,605,719	4,320

Total					$(186,991)

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
0.63%(a)	3-month LIBOR	Deutsche Bank AG	11/26/12	USD	3,700	$(8,697)
0.78%(a)	3-month LIBOR	Deutsche Bank AG	12/01/12	USD	8,700	(39,971)

Total						$(48,668)

(a)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
Whirlpool Corp.	1.00%	Citibank, N.A.	3/20/16	USD	525	$368

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	1,300	$2,853

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexs - buy protection outstanding as of June 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
CDX.NA.IG Series 16 Version 1	1.00%	Goldman Sachs Bank USA	6/20/16	USD	2,000	$126

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

16	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011

Schedule of Investments (concluded)	Series S Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$203,470,941	–	$203,470,941
Short-Term Securities	$9,229,195	–	–	9,229,195

Total	$9,229,195	$203,470,941	–	$212,700,136

[1]	See above Schedule of Investments for values in each security type.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$151,228	–	–	$151,228
Credit contracts	–	$3,347	–	3,347
Liabilities:
Interest rate contracts	(191,311)	(56,499)	–	(247,810)

Total	$(40,083)	$(53,152)	–	$(93,235)

[2]	Derivative financial instruments are swaps and financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	U.S Government Sponsored Agency Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of March 31, 2011	$1,349,911	$837,160	$6,886,072	$9,073,143
Accrued discounts/premiums				–
Realized gain	–	–	–	–
Net change in unrealized appreciation/depreciation	–	–	–	–
Purchases	–	–	–	–
Sales	–	–	–	–
Transfers in3	–	–	–	–
Transfers out[3]	$(1,349,911)	$(837,160)	$(6,886,072)	$(9,073,143)

Balance, as of June 30, 2011	–	–	–	–

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2011	17

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Bond Allocation Target Shares

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: August 24, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date: August 24, 2011